14. Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted-average assumptions of fair value of employee stock options
	Year Ended March 31,
	2018	2017
Fair value of the Company’s common stock on date of grant	$6.78	$4.87
Expected term	6.42 yrs	5.73 yrs
Risk-free interest rate	2.04%	1.91%
Dividend yield	0.00%	0.00%
Volatility	120.8%	126.0%
Fair value of options granted	$5.97	$4.12

Employee stock-based compensation expense
	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2018	2017	2018	2017
Cost of service revenue	$30,000	$49,000	$65,000	$93,000
Research and development	29,000	45,000	61,000	90,000
Selling, general and administrative	467,000	333,000	747,000	682,000
Total stock-based compensation	$526,000	$427,000	$873,000	$865,000

	Year Ended March 31,
	2018	2017
Cost of revenues	$169,000	$248,000
Research and development	159,000	245,000
Selling, general and administrative	2,082,000	1,652,000
Total stock-based compensation	$2,410,000	$2,145,000

Plan summary
		Unvested
Plan	Stock Options	Restricted Stock	Total
2006 Plan	163,000	–	163,000
2011 Plan	1,000,000	9,000	1,009,000
2016 Plan	230,000	23,000	253,000
	1,393,000	32,000	1,425,000
Stock-based awards available for grant as of March 31, 2018			1,455,000

Schedule of option activity
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2018	1,393,000	$12.70
Options granted	159,000	2.64
Options forfeited	(33,000)	6.70
Options expired	(3,000)	18.44
Outstanding at September 30, 2018	1,516,000	$11.76	7.02	$–
Exercisable at September 30, 2018	1,109,000	$13.75	6.48	$–

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at April 1, 2017	899,000	$17.87
Options granted	554,000	6.78
Options exercised	(1,000)	5.27
Options forfeited	(51,000)	6.78
Options expired	(8,000)	222.37
Outstanding at March 31, 2018	1,393,000	$12.70	7.45	$–
Exercisable at March 31, 2018	796,000	$17.32	6.35	$–

Schedule of unvested restricted stock activity
	Number of Shares	Weighted Average Award Date Fair Value per Share
Unvested restricted stock awards outstanding at April 1, 2018	32,000	$6.46
Restricted stock awards granted	28,000	1.90
Restricted stock awards forfeited	(4,000)	6.97
Restricted stock awards vested	(16,000)	5.50
Unvested restricted stock awards outstanding at September 30, 2018	40,000	$3.71

	Number of Shares	Weighted Average Award Date Fair Value per Share
Unvested restricted stock awards outstanding at April 1, 2017	34,000	$7.27
Restricted stock awards granted	199,000	5.58
Restricted stock awards vested	(201,000)	5.72
Restricted stock awards forfeited	–	–
Unvested restricted stock awards outstanding at March 31, 2018	32,000	$6.46